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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number: ________
       This Amendment (Check only one.):   [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Bain Capital Fund VI, L.P.*
Address:      111 Huntington Avenue
              Boston, MA 02199

Form 13F File Number: 28-11264

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Michael F. Goss
Title:        Managing Director and Chief Operating Officer of Bain
              Capital Investors, LLC, which is the general partner of
              Bain Capital Partners VI, L.P., which is the general partner of Bain Capital Fund VI, L.P.
Phone:        (617) 516-2000

Signature, Place, and Date of Signing:

       /s/ Michael F. Goss                 Boston, MA              2/14/11
     ------------------------             -------------            -------
           [Signature]                    [City, State]            [Date]

* The report on Form 13F for the period ended December 31, 2010 for Bain Capital Fund VI, L.P. (the "Fund") is being filed by Bain Capital Investors, LLC, the general partner of Bain Capital Partners VI, L.P., which is the general partner of the Fund.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number        Name
      --------------------        ---------------------------------------
      28-11185                    Bain Capital Investors, LLC
      28-11188                    Bain Capital Partners VI, L.P.